Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense [Abstract]
Current Federal (Benefit) Expense	$ 156,642	$ (6,114)	$ 311,174
Deferred Federal (Benefit) Expense	2,178,222	1,204,439	867,006
Federal Income Tax (Benefit) Expense	2,334,864	1,198,325	1,178,180
Current State Income Tax (Benefit) Expense	0	2,526	(74,297)
Income Tax Expense	2,334,864	1,200,851	1,103,883
Difference between financial statement tax expense and amount computed by applying the federal statutory rates to income before income taxes
Statutory Federal Income Taxes	2,367,729	1,306,331	1,228,538
Tax-Exempt Interest	(110,752)	(94,891)	(126,468)
Interest Expense Disallowance	6,445	4,908	8,751
Premiums on Officers' Life Insurance	(111,749)	(59,603)	(52,431)
Meal and Entertainment Disallowance	26,549	25,567	20,693
Other	156,642	16,013	99,097
Actual Federal Income Taxes	2,334,864	1,198,325	1,178,180
Deferred Tax Assets [Abstract]
Allowance for Loan Losses	4,014,035	4,330,553
Other Real Estate	1,404,812	1,668,653
Deferred Compensation	303,380	342,547
Investments	340,000	0
Goodwill	301,238	345,762
Net Operating Loss Carryforward	730,484	2,310,708
Other	343,919	529,706
Total Deferred Tax Assets	7,437,868	9,527,929
Deferred Tax Liabilities [Abstract]
Premises and Equipment	(1,322,377)	(1,232,905)
Other	(2,874)	(4,185)
Total Deferred Tax Liabilities	(1,325,251)	(1,237,090)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	4,550,362	77,177
Net Deferred Tax Assets	10,662,979	8,368,016
Unrecognized Taxes [Abstract]
Balance, Beginning	38,676	33,368	78,121
Position Taken During the Current Year	7,247	11,794	14,275
Reductions Resulting from Lapse of Statutes of Limitation	(3,596)	(6,486)	(59,028)
Balance, Ending	42,327	38,676	33,368
Net increase in income tax expense	3,651	5,308
Cumulative federal net operating Loss Carryforwards	$ 2,148,335
Cumulative federal net operating Loss Carryforwards expires	2022